Shareholders’ Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Ordinary Shares
Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the Company's board of directors and declared by the shareholders. As of June 30, 2023, the Company has not declared any dividends.
December 2022 Public Offering
In December 2022, the Company completed an underwritten public offering of 81,927,012 ADSs representing 81,927,012 ordinary shares, which includes the partial exercise by the underwriters of an option to purchase an additional 6,927,012 ADSs, at a public offering price of $2.00 per ADS. Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $152.4 million.
Restricted stock units
At June 30, 2023, 221,191 ordinary shares underlying restricted stock unit awards have vested, however, these restricted stock unit awards have not been issued and, as such are not included in the calculation of the Company's outstanding shares at June 30, 2023. Subsequent to June 30, 2023, 60,099 ordinary shares underlying restricted stock unit awards have been issued.